UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.   20549

						FORM 13F

					FORM 13F COVER PAGE

Report for the Calander Year or Quarter Ended: September 30, 2011

Institutional Investment Manager Filing the Report:

Name:		Hellman Jordan Management Co.
Address: 	75 State St.
		24th Floor
		Boston, Ma 02109

13F File Number:	28-1309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tabbles, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Sue Lynch
Title: Vice President
Phone: 617-261-9800
Signature, Place, and Date of Signing:


Sue Lynch	Boston, Massachusetts 	September 30, 2011


Report Type  (check only one.)

[ x]   13F HOLDINGS REPORT. (Check here if all entries of this
reporting manager are reported in this report.)
[  ]   13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]   13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $303522 (x1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A S M LITHOGRAPHY HLDG         COM              N07059186     3109    90000 SH       SOLE                    90000
ALPHA NATURAL RESOURCES        COM              02076X102     2723   153946 SH       SOLE                   153946
AMERICAN INTL GROUP            COM              026874784     3727   169814 SH       SOLE                   169814
APPLE COMPUTER INC             COM              037833100    49408   129570 SH       SOLE                   129570
BAKER HUGHES INC               COM              057224107     3846    83336 SH       SOLE                    83336
C B S INC                      COM              124857202     5415   265720 SH       SOLE                   265720
C&J ENERGY SERVICES            COM              12467B304     7467   454216 SH       SOLE                   454216
CAMERON INTERNATIONAL CORP     COM              13342B105     4873   117309 SH       SOLE                   117309
CAPITAL ONE FINANCIAL          COM              14040H105     5656   142725 SH       SOLE                   142725
CF INDUSTRIES                  COM              125269100     4510    36550 SH       SOLE                    36550
CHILDRENS PLACE RETAIL STORES  COM              168905107     4477    96221 SH       SOLE                    96221
CONSOL ENERGY                  COM              20854P109     2262    66661 SH       SOLE                    66661
DARDEN RESTAURANTS INC         COM              237194105     1643    38422 SH       SOLE                    38422
DEERE CORP                     COM              244199105     5989    92753 SH       SOLE                    92753
DIREXION DAILY SEMICONDUCTOR B COM                            4602   200000 SH       SOLE                   200000
DIREXION SHS ETF TRUSTENERGY B COM              25459W888      644    20500 SH       SOLE                    20500
DISCOVERY COMMUNICATIONS INC   COM              25470F104     4431   117779 SH       SOLE                   117779
DISNEY CO                      COM              254687106     7344   243489 SH       SOLE                   243489
EBAY                           COM              278642103     4318   146430 SH       SOLE                   146430
GOOGLE                         COM              38259P508     8431    16370 SH       SOLE                    16370
GUESS INC                      COM              401617105     3587   125889 SH       SOLE                   125889
HALLIBURTON CO                 COM              406216101     5072   166188 SH       SOLE                   166188
HUNTSMAN CORP                  COM              447011107     2213   228873 SH       SOLE                   228873
JDS UNIPHASE                   COM              46612J507     2769   277749 SH       SOLE                   277749
KLA-TENCOR                     COM              482480100     3711    96949 SH       SOLE                    96949
LAS VEGAS SANDS                COM              517834107     4292   111950 SH       SOLE                   111950
MACY'S                         COM              55616P104     5685   216010 SH       SOLE                   216010
METLIFE                        COM              59156R108     3272   116806 SH       SOLE                   116806
MONSANTO CO.                   COM              61166W101     3487    58075 SH       SOLE                    58075
MOSAIC                         COM              61945C103     6411   130914 SH       SOLE                   130914
NATIONAL OILWELL VARCO INC     COM              637071101    10067   196551 SH       SOLE                   196551
NORDSTROM INC.                 COM              655664100     6095   133438 SH       SOLE                   133438
NORFOLK SOUTHERN CORP          COM              655844108     4489    73561 SH       SOLE                    73561
PATTERSEN ENERGY INC           COM              703481101     3867   222995 SH       SOLE                   222995
PETROLEO BRASILEIRO            COM              71654V408      209     9300 SH       SOLE                     9300
POTASH CORP SASKATCHEWAN       COM              73755L107     6608   152883 SH       SOLE                   152883
PRICELINE.COM                  COM              741503403    15731    35000 SH       SOLE                    35000
PROSHARES ULTRA BASIC MATERIAL COM                            5078   200000 SH       SOLE                   200000
PROSHARES ULTRAPRO QQQ 3X      COM                            8880   150000 SH       SOLE                   150000
PVH CORP                       COM              693656100     4939    84809 SH       SOLE                    84809
QQQ PROSHARES ULTRA            COM              74347R206     7295   100000 SH       SOLE                   100000
QUALCOMM INC                   COM              747525103    10448   214840 SH       SOLE                   214840
SANDISK CORP                   COM              80004C101     6945   172107 SH       SOLE                   172107
SCHLUMBERGER LIMITED           COM              806857108     4214    70547 SH       SOLE                    70547
TIME WARNER INC                COM              887317303     3324   110910 SH       SOLE                   110910
ULTRA 3X 2000 ETF              COM                           11583   351000 SH       SOLE                   351000
UNITED CONTINENTAL HOLDINGS    COM              910047109     2277   117473 SH       SOLE                   117473
VIACOM CLASS B                 COM              92553P201     4278   110422 SH       SOLE                   110422
VIVUS INC.                     COM              928551100     2378   294700 SH       SOLE                   294700
XL CAPITAL LTD                 COM              G98290102     4076   216805 SH       SOLE                   216805
AAPL OCT 370 CALLS             CALL             `             1237      501 SH  CALL SOLE                      501
BIDU OCT 110 CALLS             CALL                            421      501 SH  CALL SOLE                      501
FCX OCT 30 CALLS               CALL                            746     3007 SH  CALL SOLE                     3007
GOOG OCT 500 CALLS             CALL                           1348      400 SH  CALL SOLE                      400
GOOG OCT 550 CALLS             CALL                            345      300 SH  CALL SOLE                      300
KSS JAN 60 CALLS               CALL                            239     2993 SH  CALL SOLE                     2993
PNRA OCT 110 CALLS             CALL                            231     1004 SH  CALL SOLE                     1004
WLT JAN 85 CALLS               CALL                            880     2000 SH  CALL SOLE                     2000
SPX OCT 1100 PUTS              PUT                             311      100 SH  PUT  SOLE                      100
DEC 11 E-MINI S&P FUTURES                                     -391      504 SH       SOLE                      504